Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
15.	Stock-Based Compensation
On May 1, 2020, based on the board of the directors, the Company granted stock options to its directors and executive officers to acquire 88,600 shares of common stock. Those to whom stock acquisition rights are granted (the “Holder(s)”) shall be entitled to exercise all the stock acquisition rights together within 10 days (in case the last day is not a business day, the following business day) from after the date when they cease to hold any position as a director or an executive officer of the Company. These option awards have a 30 year exercisable period. The grant-date fair value per share of the stock options granted during the year ended December 31, 2020 was ¥1,459.
On March 25, 2020, based on the board of the directors, the Company granted stock options to its executive officer to acquire 10,300 shares of common stock. The Holder shall be entitled to exercise all the stock acquisition rights together within 10 days (in case the last day is not a business day, the following business day) from after the date when they cease to hold any position as a director or an executive officer of the Company. These option awards have a 30 year exercisable period. The grant-date fair value per share of the stock options granted during the year ended December 31, 2020 was ¥1,703.
On April 26, 2019, based on the board of the directors, the Company granted stock options to its directors and executive officers to acquire 116,300 shares of common stock. The Holders shall be entitled to exercise all the stock acquisition rights together within 10 days (in case the last day is not a business day, the following business day) from after the date when they cease to hold any position as a director or an executive officer of the Company. These option awards have a 30 year exercisable period. The grant-date fair value per share of the stock options granted during the year ended December 31, 2019 was ¥2,281.
The compensation cost recognized for these stock options for the years ended December 31, 2020 was ¥147 million and 2019 was ¥265 million and 2018 was ¥218 million, and it is included in selling, general and administrative expenses in the consolidated statements of income.
The fair value of the option award was estimated on the date of grant using the Black-Sholes option pricing model that incorporates the assumptions presented below:

	Year ended December 31, 2020		Year ended December 31, 2019
	*1	*2
Expected term of option (in years)	6.0	6.0	6.0
Expected volatility	20.32%	20.92%	19.97%
Dividend yield	6.25%	6.97%	5.05%
Risk-free interest rate	(0.12%)	(0.17%)	(0.16%)

*1	Granted on March 25, 2020
*2	Granted on May 1, 2020
A summary of option activity under the stock option plans as of and for the years ended December 31, 2020, 2019 and 2018 is presented below:

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2018	—	—		—
Granted	74,000	1

Outstanding at December 31, 2018	74,000	1	29.3	222
Granted	116,300	1

Exercised	(4,500)	1

Outstanding at December 31, 2019	185,800	1	29.0	555
Granted	98,900	1
Exercised	(37,100)	1

Outstanding at December 31, 2020	247,600	1	28.4	324

Exercisable at December 31, 2020	247,600	1	28.4	324

The total fair values of shares vested during the years ended December 31, 2020 and 2019 were ¥147 million and ¥265 million, respectively, and 2018 was ¥218 million. Cash received from the exercise of stock options for the year ended December 31, 2020 and 2019 were not significant, and for the years ended December 31, 2018 was nil.